Annual Fund Operating Expenses - No Load - Salient Select Income Fund	May 01, 2021
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%	[1]
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.50%
Institutional Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.42%	[1]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.27%)	[2]
Net Expenses (as a percentage of Assets)	1.15%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]
The Fund’s investment advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2022 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2022 to limit the Fund’s operating expenses (inclusive of interest and dividend expenses, and exclusive of brokerage costs, taxes, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50% and 1.15%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees of Forward Funds. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.